Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Financing Receivable, Net	$ 217,382				$ 233,322				$ 217,382	$ 233,322
Investment securities in GE	47,478				43,202				47,478	43,202
Other Assets	30,868				30,541				30,868	30,541
Other Liabilities	16,315				19,759				16,315	19,759
Total revenues of consolidated VIEs	10,535	9,754	9,582	9,885	10,380	9,918	10,042	9,812	39,756	40,152	41,710
Provision for Loan and Lease Losses									4,079	4,790	3,760
Interest Expense									7,318	7,990	9,712
Consolidated VIE
Variable Interest Entity [Line Items]
Financing Receivable, Net	44,580				42,247				44,580	42,247
Investment securities in GE	3,374				3,830				3,374	3,830
Other Assets	3,710				2,354				3,710	2,354
Assets VIE	51,664				48,431				51,664	48,431
Borrowings	519				597				519	597
Non Recourse Borrowings	28,664				28,574				28,664	28,574
Other Liabilities	3,160				3,218				3,160	3,218
Liabilities VIE	32,343				32,389				32,343	32,389
Trinity [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	0				0				0	0
Investment securities in GE	2,369				2,786				2,369	2,786
Other Assets	17				213				17	213
Assets VIE	2,386				2,999				2,386	2,999
Borrowings	0				0				0	0
Non Recourse Borrowings	0				0				0	0
Other Liabilities	1,022				1,482				1,022	1,482
Liabilities VIE	1,022				1,482				1,022	1,482
Commingled cash amounts owed to CSEs	2,809				6,314				2,809	6,314
Commingled cash receivable from CSEs	2,913				5,540				2,913	5,540
Consolidated Securitization Entities [Member]
Variable Interest Entity [Line Items]
Total revenues of consolidated VIEs									6,952	6,776	6,471
Provision for Loan and Lease Losses									1,186	1,247	1,163
Interest And Other Financial Charges									353	352
Interest Expense											424
Intercompany Advances Eliminated In Consolidation	1,565				1,837				1,565	1,837
Credit Card Receivable [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	25,645				24,766				25,645	24,766
Investment securities in GE	0				0				0	0
Other Assets	1,059				20				1,059	20
Assets VIE	26,704				24,786				26,704	24,786
Borrowings	0				0				0	0
Non Recourse Borrowings	14,967				15,363				14,967	15,363
Other Liabilities	332				228				332	228
Liabilities VIE	15,299				15,591				15,299	15,591
Equipment [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	12,843				12,928				12,843	12,928
Investment securities in GE	0				0				0	0
Other Assets	766				557				766	557
Assets VIE	13,609				13,485				13,609	13,485
Borrowings	0				0				0	0
Non Recourse Borrowings	10,359				10,982				10,359	10,982
Other Liabilities	593				248				593	248
Liabilities VIE	10,952				11,230				10,952	11,230
Trade Accounts Receivable [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	3,028				2,509				3,028	2,509
Investment securities in GE	0				0				0	0
Other Assets	2				1				2	1
Assets VIE	3,030				2,510				3,030	2,510
Borrowings	0				0				0	0
Non Recourse Borrowings	2,692				2,180				2,692	2,180
Other Liabilities	26				25				26	25
Liabilities VIE	2,718				2,205				2,718	2,205
Other 1 [Member]
Variable Interest Entity [Line Items]
Financing Receivable, Net	3,064				2,044				3,064	2,044
Investment securities in GE	1,005				1,044				1,005	1,044
Other Assets	1,866				1,563				1,866	1,563
Assets VIE	5,935				4,651				5,935	4,651
Borrowings	519				597				519	597
Non Recourse Borrowings	646				49				646	49
Other Liabilities	1,187				1,235				1,187	1,235
Liabilities VIE	2,352				1,881				2,352	1,881
Joint ventures that lease equipment [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,598								1,598
Liabilities VIE	686								686
Entities involved in power generating [Member]
Variable Interest Entity [Line Items]
Assets VIE	667								667
Insurance entities [Member]
Variable Interest Entity [Line Items]
Assets VIE	1,162								1,162
Liabilities VIE	$ 541								$ 541